Intangible Assets, net - Schedule of Intangible Assets and Related Accumulated Amortization (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Original Amount	$ 18,034	$ 18,034	$ 18,034
Accumulated Amortization	(7,815)	(6,350)	(4,396)
Intangible assets, net	$ 10,219	$ 11,684	$ 13,638
Customer Lists
Intangible assets
Weighted-Average Remaining Life (Years)	6 years	6 years 9 months 18 days	7 years 9 months 18 days
Original Amount	$ 13,028	$ 13,028	$ 13,028
Accumulated Amortization	(5,211)	(4,234)	(2,931)
Intangible assets, net	$ 7,817	$ 8,794	$ 10,097
Trademarks and tradenames
Intangible assets
Weighted-Average Remaining Life (Years)	6 years	6 years 9 months 18 days	7 years 9 months 18 days
Original Amount	$ 3,501	$ 3,501	$ 3,501
Accumulated Amortization	(1,400)	(1,138)	(788)
Intangible assets, net	$ 2,101	$ 2,363	$ 2,713
Non-compete agreements
Intangible assets
Weighted-Average Remaining Life (Years)	1 year	1 year 9 months 18 days	2 years 9 months 18 days
Original Amount	$ 1,505	$ 1,505	$ 1,505
Accumulated Amortization	(1,204)	(978)	(677)
Intangible assets, net	$ 301	$ 527	$ 828